Borrowings - Schedule of Coupon and Instalment Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Coupon and Instalment Payments [Abstract]
Coupon rate	8.50%
Effective interest rate	10.57%
Maturity date	Refer note below
Bond net of transaction costs	$ 148,900,000	$ 160,100,000